Office Lease Right Of Use Asset And Lease Liability	9 Months Ended
Dec. 31, 2023
Office Lease Right Of Use Asset And Lease Liability
Office Lease - Right Of Use Asset And Lease Liability

14. OFFICE LEASE – RIGHT OF USE ASSET AND LEASE LIABILITY

The Company subleases corporate offices in Vancouver, BC from HDSI under a lease agreement dated May 1, 2021, and the lease expires on April 29, 2026.

Right-of-use asset

A summary of the changes in the right-of-use asset for the nine month period ended December 31, 2023 and the year ended March 31, 2023 are as follows:

Right-of-use-asset	($)
Balance at March 31, 2022	82,384
Amortization	(20,176)
Balance at March 31, 2023	62,208
Amortization	(15,132)
Balance at December 31, 2023	47,076

Lease liability

On May 1, 2021, the Company entered into the lease agreement, which resulted in the lease liability of $100,877 (undiscounted value of $134,766, discount rate used is 12.00%). This liability represents the monthly lease payment from May 1, 2021 to April 29, 2026, the end of the lease term less abatement granted by HDSI.

A summary of changes in the lease liability during the nine month period ended December 31, 2023 and the year ended March 31, 2023 are as follows:

Lease liability	($)
Balance at March 31, 2022	90,028
Lease payment – base rent portion	(26,745)
Lease liability – accretion expense	9,620
Balance as at Mach 31, 2023	72,903
Current portion	20,696
Long-term portion	52,207

Lease liability	($)
Balance at March 31, 2023	72,903
Lease payment – base rent portion	(21,014)
Lease liability – accretion expense	5,755
Balance as at December 31, 2023	57,644
Current portion	22,754
Long-term portion	34,890

The following is a schedule of the Company’s future lease payments (base rent portion) under the lease obligations:

Future lease payments (base rent portion only)	($)
Fiscal 2024 (January 1, 2024 to March 31, 2024)	7,041
Fiscal 2025 (April 1, 2024 to March 31, 2025)	28,165
Fiscal 2026 (April 1, 2025 to March 31, 2026)	28,165
Fiscal 2027 (April 1, 2026 to April 29, 2027) (Note 6)	2,347
Total undiscounted lease payments	65,718
Less: imputed interest	(8,074)
Lease liability as at December 31, 2023	57,644